Stockholders' equity and employee benefit plans (Stock Repurchases) (Details) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2015	Oct. 31, 2014
Stockholders' Equity and Employee Benefit Plans Disclosure [Abstract]
Shares authorized for repurchase		$ 150,000,000
Treasury stock (in shares)	4.5
Restricted stock issuance	$ 100,200,000